Intangible Assets (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Intangible Assets [Abstract]
Land use rights, Useful Life	50 years	50 years
Others, Useful Life	1 year	1 year	1 year
Land use rights	$ 4,057,190	$ 4,091,385	$ 3,967,561
Others	6,196	6,248	6,059
Intangible assets, gross	4,063,386	4,097,633	3,973,620
Less: accumulated depreciation	(580,965)	(565,403)	(468,941)
Intangible assets, net	$ 3,482,421	$ 3,532,230	$ 3,504,679